Other liabilities and provisions	12 Months Ended
Dec. 31, 2023
Other liabilities and provisions
Other liabilities and provisions

12. Other liabilities and provisions

Provisions include the following:

	2022	2023
	EUR k	EUR k
Contract termination provisions	61,320	—
Provisions (non-current)	61,320	—
Provision for onerous contracts	1,922	184
Contract termination provisions	—	37,216
Provisions (current)	1,922	37,400
Total Provisions (current & non-current)	63,242	37,400

Below are movements during the period:

EUR k

As of January 1, 2023	63,242
additions	980
used (amounts charged against the provision)	(1,174)
unused amounts reversed	(25,648)
As of December 31, 2023	37,400
Current	37,400
Non-current	—

The provision for onerous contracts relates to CRO agreements and are expected to be settled within one year from December 31, 2023. All amounts recognized as of December 31, 2022 arose during 2021. During the year ended December 31, 2023, EUR 184k additional provisions were made, EUR 1,174k were utilized and EUR 748k were reversed. As described in Note 2, when initially measuring onerous contract provisions relating to CRO agreements, judgment was required in estimating the cost of the remaining services, particularly in estimating the number of participants completing the clinical trials.

Contract termination provisions relate to amounts which the Company expects to pay out to settle its obligations under certain CMO contracts which it has terminated. All amounts recognized as of December 31, 2023 arose during 2021 and 2022 except for EUR 646k in additional provisions made in 2023 and EUR 18,000k reversed during the year. As described in Note 2, judgment is required in estimating these amounts. The amount of the outflow of resources to settle the obligations to which these provisions relate may vary from the provision amount recognized as of December 31, 2023 due to potential variability in the amount required to be paid to ultimately release the company from its remaining obligations under the CMO contracts, including as a result of arbitration decisions. In its final award rendered, the arbitration tribunal followed CureVac’s arguments and dismissed Rentschler’s claims in their entirety. The totality of Rentschler Biopharma SE related provision of EUR 6,900k was reversed as of December 31, 2023. Contract terminations provisions were reclassed from Provisions (non-current) into Provisions (current) due to an expected settlement within one year.

Other liabilities include the following:

	2022	2023
	EUR k	EUR k
Deferred Tax Liability	19	—
Other liabilities (non-current)	19	—
Personnel accrued liabilities (e.g. bonus, vacation)	7,778	10,543
Grants from government agencies and similar bodies	2,021	1,735
Outstanding invoices	28,146	36,081
Professional fees	1,344	1,116
Other taxes	924	1,042
Other	278	200
Other liabilities (current)	40,491	50,717
Total other liabilities (current & non-current)	40,510	50,717